Stockholder's equity	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Stockholder's equity

Note 11 — Stockholder’s equity

On June 19, 2022, the Company underwent a shareholding restructuring whereby the Company’s dual class share capital was amended to a single class of Ordinary Shares where 6,943,759 Class B shares were converted to 6,943,759 Class A ordinary shares, and all of the Class A ordinary shares was then re-designated as Ordinary Shares. The financial statements were prepared as if the share conversion happened retroactively.

Authorized

There are a total of 492,000,000 shares authorized. The holders of our Ordinary Shares are entitled to such dividends as may be declared by our Board of Directors subject to the Companies Act and to our memorandum and articles of association.

Changes in the Share Capital of Virax Biolabs Group Limited

For the year ended March 31, 2022, the Company issued 346,356 ordinary shares valued at $290,364 for services and issued 238,906 ordinary shares for a cash amount of $519,613.

For the year ended March 31, 2022, the Company issued 172,532 ordinary shares for the settlement of related party payables amounting to $452,861 and 37,735 ordinary shares for the conversion of $100,000 of convertible debt.

For the year ended March 31, 2022, the Company entered into a Deed of Surrender with a shareholder relating to the balance of $54,497 due to the Company which was settled by the transfer of 50,000 shares back into the Company’s treasury.

For the year ended March 31, 2023, the Company issued 7,547 ordinary shares for services valued at $2.65 per share.

For the year ended March 31, 2023, the Company issued 54,300 ordinary shares for settlement of a related party payable of $149,428 valued at $0.73 per share. The remaining $109,570 contribution is a component of Reserves for the year ended March 31, 2023.

For the year ended March 31, 2023, the Company issued 86,191 ordinary shares from a cashless exercise of 108,675 warrants.

Initial Public Offering - On July 25, 2022, the Company consummated its IPO of 1,350,000 ordinary shares, par value $0.0001 per share at a price of $5.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-263694) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 18, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on June 30, 2022. In addition, on July 25, 2022, Boustead Securities, LLC, as representative of several underwriters, exercised an over-allotment option (the “Option”) in part to purchase 202,500 ordinary shares from the Company in connection with the IPO at a price of $5.00 per Ordinary Share. The aggregate gross proceeds of our IPO were $7,762,500. After subtracting underwriting discounts and commissions of $543,375 and offering expenses of $169,469, we received net proceeds of $7,049,656.

November Private Placement - On November 8, 2022, the Company entered into the November SPA with the Purchaser for the November PIPE, pursuant to which the Company received gross proceeds of approximately $3,844,500, before deducting placement agent fees and other offering expenses, in consideration of (i)1,165,000 Ordinary Shares; (b) 1,165,000 November Pre-Funded Warrants, and (iii) 3,495,000 November Ordinary Warrants at a combined purchase price of $1.65 per Ordinary Share and one and a half November Ordinary Warrant, or approximately $1.65 per November Pre-Funded Warrant and one and a half November Ordinary Warrant if purchasing the November Pre-Funded Warrants (the “November Offering”). The Company has agreed to issue to the Purchaser unregistered warrants to purchase up to 3,495,000 ordinary shares (the “November Ordinary Warrants”). On December 12, 2022, the November Pre-Funded Warrants were exercised in full for $117 and the Company issued 1,165,000 Ordinary Shares to the Purchaser.

March Private Placement - On March 8, 2023, the Company entered into the March SPA with the same Purchaser for the March PIPE, pursuant to which the Company received gross proceeds of approximately $4,000,000, before deducting placement agent fees and other offering expenses, in consideration of (i)1,500,000 Ordinary Shares; (b) pre-funded warrants to purchase 2,343,309 Ordinary Shares (the “March Pre-Funded Warrants”), (iii) series A preferred investment options to purchase up to 3,497,412 Ordinary Shares (the “Series A Preferred Investment Options”), and (iv) series B preferred investment options to purchase up to 3,843,309 Ordinary Shares (the “Series B Preferred Investment Options” collectively with the Series A Preferred Investment Options, the “Preferred Options”) at a purchase price of $1.04077 per Ordinary Share and associated Preferred Options and a purchase price of $1.04067 per March Pre-Funded Warrant and associated Preferred Options (the “March Offering”). In connection with the issuance of the Preferred Options, the 3,495,000 November Ordinary Warrants were cancelled. In addition, the Company issued warrants to purchase up to 269,032 Ordinary Shares at $1.3010 per share to H.C. Wainwright & Co., placement agent of the Offering, or its assignee (the “Placement Agent Warrants”). On April 19, 2023, the March Pre-Funded Warrants were exercised in full and 2,343,309 Ordinary Shares were issued to the Purchaser. See Note 16.

As of March 31, 2023, the Company had 15,547,089 ordinary shares issued and outstanding.

Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2023 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2022	—	—	—
Granted	14,721,737	$0.87	—
Exercised	(1,273,675)	—	—
Cancelled	(3,495,000)	$0.04	—
At March 31, 2023	9,953,062	$1.73	6
Warrants exercisable as of March 31, 2023	9,953,062	$1.73	6

Stock-based Compensation

The Company adopted the 2022 Equity Incentive Plan (the "2022 Plan") on March 15, 2022 and the 2023 Equity Incentive Plan (the "2023 Plan") on February 21, 2023, together, "the Plans". The Plans are intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to awards issued. The 2022 Plan permits the grant of options and shares for up to 1,319,418 ordinary shares and the 2023 Plan permits the grant of options and shares for up to 2,500,000. As of March 31, 2023, approximately 107,418 shares are available for issuance under the 2022 Plan and 2,500,000 shares are available for issuance under the 2023 Plan.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

As of March 31, 2023
Expected volatility	85.52% - 353.14%
Expected term	5 years
Risk-free interest rate	2.6% - 3.04%
Forfeiture rate	0.00%

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

For the year ended March 31, 2023, the Company has issued stock options to purchase approximately 1,232,000 shares at an average price of $4.86 with a fair value of $4,143,859. For the year ended March 31, 2022, the Company did not issue any stock options. At March 31, 2023, there were stock options outstanding of 1,212,000 and no stock options exercisable.

For the years ended March 31, 2023 and 2022, the Company recognized an expense of $1,734,601 and $0, respectively, of non-cash compensation expense (included in General and Administrative expense). Stock-based compensation expense is valued using the black-scholes method and accelerated vesting method as required in IFRS 2. For the year ended March 31, 2022, the stock-based compensation expenses represented shares issued for services.

A summary of the status of the Company’s outstanding stock options as of March 31, 2023 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2022	—	—	—	—	—
Granted	1,232,000	$4.86	$3.36	$4,143,859	10
Exercised	—	—	—	—	—
Forfeiture and cancelled	(20,000)	$5.00	$3.43	—	—
At March 31, 2023	1,212,000	$4.86	$3.36	$4,075,259	9.32
Exercisable at March 31, 2023	—	—	—	—	—